Quarterly Holdings Report
for

Fidelity® Total Bond K6 Fund

May 31, 2019

TBDK6-QTLY-0719
1.9884012.102

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.1%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
3.6% 2/17/23	$1,890,000	$1,938,654
4.45% 4/1/24	51,000	54,421
4.5% 3/9/48	432,000	415,896
5.15% 11/15/46	1,000,000	1,048,156
6.2% 3/15/40 (a)	840,000	990,937
6.3% 1/15/38	1,100,000	1,302,190
Verizon Communications, Inc.:
4.862% 8/21/46	419,000	461,697
5.012% 4/15/49	160,000	180,853
5.5% 3/16/47	461,000	556,930
		6,949,734
Entertainment - 0.1%
NBCUniversal, Inc.:
4.45% 1/15/43	245,000	258,130
5.95% 4/1/41	172,000	214,463
The Walt Disney Co. 7.75% 12/1/45 (b)	370,000	601,938
		1,074,531
Media - 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	945,000	999,845
5.375% 5/1/47	2,000,000	2,004,736
5.75% 4/1/48	861,000	896,559
Comcast Corp.:
3.9% 3/1/38	132,000	133,697
3.969% 11/1/47	439,000	434,989
4.6% 8/15/45	347,000	375,227
4.65% 7/15/42	310,000	341,749
6.45% 3/15/37	365,000	476,288
Fox Corp.:
3.666% 1/25/22 (b)	123,000	126,124
4.03% 1/25/24 (b)	216,000	226,276
4.709% 1/25/29 (b)	312,000	341,210
5.476% 1/25/39 (b)	308,000	351,040
5.576% 1/25/49 (b)	204,000	238,103
Time Warner Cable, Inc.:
4% 9/1/21	1,480,000	1,509,667
7.3% 7/1/38	2,420,000	2,833,472
		11,288,982
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA 6.25% 3/25/29 (b)	1,600,000	1,674,656

TOTAL COMMUNICATION SERVICES		20,987,903

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
General Motors Financial Co., Inc. 4.375% 9/25/21	3,950,000	4,046,800
CONSUMER STAPLES - 2.3%
Beverages - 1.3%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	2,325,000	2,401,616
4.9% 2/1/46	4,500,000	4,623,937
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	613,000	613,269
5.45% 1/23/39	800,000	893,623
5.55% 1/23/49	1,824,000	2,070,166
5.8% 1/23/59 (Reg. S)	1,933,000	2,247,301
Molson Coors Brewing Co. 5% 5/1/42	2,945,000	3,033,002
		15,882,914
Food Products - 0.1%
JBS U.S.A. Lux SA / JBS Food Co. 6.5% 4/15/29 (b)	1,800,000	1,890,000
Tobacco - 0.9%
Altria Group, Inc.:
3.875% 9/16/46	1,521,000	1,274,269
4.25% 8/9/42	932,000	831,998
4.5% 5/2/43	632,000	573,610
4.8% 2/14/29	936,000	977,571
5.375% 1/31/44	1,137,000	1,158,042
5.95% 2/14/49	600,000	649,260
BAT Capital Corp. 4.54% 8/15/47	4,500,000	4,048,610
Imperial Tobacco Finance PLC 4.25% 7/21/25 (b)	1,564,000	1,616,734
Reynolds American, Inc. 7.25% 6/15/37	75,000	90,778
		11,220,872

TOTAL CONSUMER STAPLES		28,993,786

ENERGY - 4.5%
Oil, Gas & Consumable Fuels - 4.5%
Alberta Energy Co. Ltd.:
7.375% 11/1/31	435,000	554,273
8.125% 9/15/30	1,083,000	1,428,812
Amerada Hess Corp. 7.3% 8/15/31	231,000	277,274
Anadarko Finance Co. 7.5% 5/1/31	927,000	1,211,731
Anadarko Petroleum Corp.:
4.5% 7/15/44	1,032,000	1,025,008
5.55% 3/15/26	831,000	915,758
6.2% 3/15/40	700,000	840,269
6.45% 9/15/36	600,000	720,130
6.6% 3/15/46	807,000	1,036,096
Canadian Natural Resources Ltd.:
3.9% 2/1/25	525,000	544,401
5.85% 2/1/35	525,000	594,434
Cenovus Energy, Inc.:
4.25% 4/15/27	1,034,000	1,031,314
6.75% 11/15/39	650,000	726,639
Columbia Pipeline Group, Inc.:
4.5% 6/1/25	25,000	26,715
5.8% 6/1/45	10,000	11,476
DCP Midstream LLC 5.85% 5/21/43 (b)(c)	2,820,000	2,615,550
DCP Midstream Operating LP 3.875% 3/15/23	520,000	513,500
Enbridge, Inc. 4.25% 12/1/26	525,000	558,464
Encana Corp. 6.625% 8/15/37	350,000	418,874
Energy Transfer Partners LP:
4.2% 9/15/23	145,000	149,902
4.5% 4/15/24	215,000	224,815
4.95% 6/15/28	494,000	521,124
5.25% 4/15/29	350,000	377,705
5.8% 6/15/38	275,000	293,087
6% 6/15/48	1,179,000	1,275,826
6.25% 4/15/49	545,000	608,780
Enterprise Products Operating LP 3.75% 2/15/25	20,000	20,728
Kinder Morgan Energy Partners LP 6.55% 9/15/40	1,365,000	1,608,011
Kinder Morgan, Inc. 5.55% 6/1/45	415,000	450,153
Marathon Petroleum Corp. 5.125% 3/1/21	35,000	36,471
MPLX LP:
4.5% 7/15/23	274,000	287,533
4.8% 2/15/29	175,000	185,783
4.875% 12/1/24	272,000	291,218
5.5% 2/15/49	525,000	554,991
Petrobras Global Finance BV:
5.75% 2/1/29	1,000,000	1,008,140
6.9% 3/19/49	3,000,000	2,984,910
7.25% 3/17/44	2,500,000	2,651,750
7.375% 1/17/27	2,130,000	2,387,304
Petroleos Mexicanos:
4.625% 9/21/23	6,000,000	5,962,170
6.35% 2/12/48	4,550,000	3,971,695
6.375% 1/23/45	2,300,000	2,019,343
6.5% 3/13/27	20,000	20,134
6.75% 9/21/47	5,720,000	5,164,016
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	923,000	932,096
The Williams Companies, Inc.:
3.7% 1/15/23	2,000,000	2,039,372
4.55% 6/24/24	70,000	73,801
5.75% 6/24/44	35,000	38,212
Western Gas Partners LP:
4.5% 3/1/28	200,000	196,436
4.65% 7/1/26	35,000	35,111
4.75% 8/15/28	168,000	168,041
5.375% 6/1/21	1,563,000	1,610,684
Williams Partners LP 4.3% 3/4/24	2,000,000	2,099,930
		55,299,990
FINANCIALS - 9.4%
Banks - 3.4%
Bank of America Corp.:
3.004% 12/20/23 (c)	2,001,000	2,013,216
3.5% 4/19/26	2,630,000	2,686,269
3.705% 4/24/28 (c)	528,000	536,648
4.45% 3/3/26	245,000	258,310
Barclays PLC 4.375% 1/12/26	900,000	909,684
CIT Group, Inc. 6.125% 3/9/28	310,000	341,000
Citigroup, Inc.:
2.4% 2/18/20	1,142,000	1,140,469
3.142% 1/24/23 (c)	443,000	445,611
4.3% 11/20/26	3,714,000	3,851,744
4.4% 6/10/25	2,086,000	2,184,736
4.45% 9/29/27	272,000	284,589
5.5% 9/13/25	566,000	628,584
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	1,200,000	1,221,763
3.8% 6/9/23	1,250,000	1,280,659
4.55% 4/17/26	388,000	411,219
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	200,000	189,559
5.71% 1/15/26 (b)	1,649,000	1,574,126
JPMorgan Chase & Co.:
2.95% 10/1/26	3,085,000	3,055,621
3.797% 7/23/24 (c)	35,000	36,173
3.882% 7/24/38 (c)	1,000,000	1,007,470
4.35% 8/15/21	2,425,000	2,515,809
4.452% 12/5/29 (c)	5,500,000	5,956,165
Rabobank Nederland 4.375% 8/4/25	500,000	517,650
Regions Bank 6.45% 6/26/37	250,000	310,739
Royal Bank of Scotland Group PLC:
6% 12/19/23	237,000	252,890
6.125% 12/15/22	6,545,000	6,960,972
UniCredit SpA 6.572% 1/14/22 (b)	948,000	990,569
		41,562,244
Capital Markets - 3.4%
Affiliated Managers Group, Inc. 4.25% 2/15/24	390,000	411,494
Credit Suisse Group AG:
3.869% 1/12/29 (b)(c)	1,570,000	1,568,036
4.207% 6/12/24 (b)(c)	500,000	517,357
Deutsche Bank AG 4.5% 4/1/25	2,300,000	2,158,169
Deutsche Bank AG New York Branch:
3.15% 1/22/21	625,000	617,411
4.1% 1/13/26	1,100,000	1,068,564
5% 2/14/22	1,568,000	1,600,880
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (c)	170,000	169,817
3.2% 2/23/23	3,000,000	3,033,923
3.691% 6/5/28 (c)	4,660,000	4,685,582
3.75% 5/22/25	525,000	537,262
3.814% 4/23/29 (c)	1,025,000	1,035,477
4.017% 10/31/38 (c)	1,000,000	992,809
4.223% 5/1/29 (c)	2,500,000	2,597,988
6.75% 10/1/37	278,000	350,051
Moody's Corp.:
3.25% 1/15/28	10,000	10,010
4.875% 2/15/24	9,000	9,767
Morgan Stanley:
3.125% 7/27/26	2,621,000	2,603,000
3.737% 4/24/24 (c)	2,500,000	2,576,284
4.431% 1/23/30 (c)	2,242,000	2,408,211
5% 11/24/25	5,722,000	6,235,052
5.625% 9/23/19	100,000	100,848
5.75% 1/25/21	4,650,000	4,874,459
UBS Group Funding AG 2.859% 8/15/23 (b)(c)	1,000,000	994,296
UBS Group Funding Ltd. 4.125% 9/24/25 (b)	500,000	524,295
		41,681,042
Consumer Finance - 1.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.125% 7/3/23	512,000	527,592
4.45% 12/16/21	500,000	515,619
4.45% 4/3/26	561,000	572,417
4.875% 1/16/24	843,000	891,044
Capital One Financial Corp.:
2.5% 5/12/20	625,000	623,851
3.8% 1/31/28	437,000	436,908
Discover Financial Services:
3.95% 11/6/24	4,380,000	4,532,481
4.1% 2/9/27	366,000	370,375
4.5% 1/30/26	803,000	839,225
Ford Motor Credit Co. LLC:
5.085% 1/7/21	502,000	515,510
5.584% 3/18/24	1,113,000	1,158,852
5.596% 1/7/22	1,038,000	1,086,269
Synchrony Financial:
3.95% 12/1/27	1,065,000	1,030,362
4.375% 3/19/24	406,000	417,384
5.15% 3/19/29	1,581,000	1,640,629
		15,158,518
Diversified Financial Services - 1.1%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (b)	286,000	286,283
3.95% 7/1/24 (b)	380,000	377,473
4.375% 5/1/26 (b)	369,000	369,823
5.25% 5/15/24 (b)	400,000	415,520
AXA Equitable Holdings, Inc. 3.9% 4/20/23	110,000	113,967
Brixmor Operating Partnership LP:
3.25% 9/15/23	1,035,000	1,035,716
3.875% 8/15/22	473,000	483,568
4.125% 5/15/29	148,000	150,474
Cigna Corp.:
4.125% 11/15/25 (b)	342,000	357,244
4.375% 10/15/28 (b)	884,000	927,924
4.8% 8/15/38 (b)	550,000	562,707
4.9% 12/15/48 (b)	550,000	562,817
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	5,175,000	5,425,004
Pine Street Trust I:
4.572% 2/15/29 (b)	1,030,000	1,059,019
5.568% 2/15/49 (b)	1,000,000	1,050,960
Voya Financial, Inc. 3.125% 7/15/24	812,000	814,513
		13,993,012
Insurance - 0.3%
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	678,000	728,251
4.75% 3/15/39	311,000	344,723
4.9% 3/15/49	619,000	698,415
Pacific LifeCorp 5.125% 1/30/43 (b)	950,000	1,054,924
Pricoa Global Funding I 5.375% 5/15/45 (c)	1,045,000	1,065,900
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	400,000	413,500
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	80,000	85,185
Unum Group 3.875% 11/5/25	50,000	51,272
		4,442,170

TOTAL FINANCIALS		116,836,986

HEALTH CARE - 1.3%
Health Care Providers & Services - 1.0%
Cigna Corp. 3.75% 7/15/23 (b)	708,000	726,516
CVS Health Corp.:
4.1% 3/25/25	1,145,000	1,185,293
4.3% 3/25/28	1,329,000	1,369,528
4.78% 3/25/38	2,092,000	2,084,720
5.05% 3/25/48	2,870,000	2,917,269
Elanco Animal Health, Inc.:
3.912% 8/27/21 (b)	146,000	149,031
4.272% 8/28/23 (b)	459,000	481,858
4.9% 8/28/28 (b)	194,000	210,326
HCA Holdings, Inc. 6.5% 2/15/20	950,000	972,445
Toledo Hospital:
5.325% 11/15/28	319,000	343,296
6.015% 11/15/48	1,320,000	1,500,484
		11,940,766
Pharmaceuticals - 0.3%
Actavis Funding SCS 3.45% 3/15/22	40,000	40,230
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	809,000	832,007
Mylan NV:
3.15% 6/15/21	50,000	49,750
3.95% 6/15/26	1,370,000	1,287,994
4.55% 4/15/28	450,000	431,048
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	1,162,000	1,151,575
Teva Pharmaceutical Finance Netherlands III BV 2.8% 7/21/23	600,000	501,564
Zoetis, Inc. 3.45% 11/13/20	15,000	15,176
		4,309,344

TOTAL HEALTH CARE		16,250,110

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	1,040,000	1,073,563
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
3.875% 7/3/23	877,000	896,652
4.25% 2/1/24	977,000	1,014,984
International Lease Finance Corp. 5.875% 8/15/22	2,000,000	2,163,068
		4,074,704

TOTAL INDUSTRIALS		5,148,267

INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (b)	800,000	850,471
6.02% 6/15/26 (b)	258,000	277,821
		1,128,292
MATERIALS - 0.1%
Chemicals - 0.0%
Nutrien Ltd.:
4.2% 4/1/29	109,000	113,443
5% 4/1/49	190,000	197,506
		310,949
Metals & Mining - 0.1%
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (b)	500,000	508,503
4.5% 8/1/47 (b)	500,000	523,343
		1,031,846

TOTAL MATERIALS		1,342,795

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Boston Properties, Inc. 4.5% 12/1/28	605,000	657,056
Corporate Office Properties LP:
5% 7/1/25	3,650,000	3,863,389
5.25% 2/15/24	146,000	155,141
Duke Realty LP 3.625% 4/15/23	50,000	51,407
Hudson Pacific Properties LP 4.65% 4/1/29	244,000	257,184
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	1,665,000	1,719,780
4.75% 1/15/28	3,349,000	3,485,978
Store Capital Corp. 4.625% 3/15/29	315,000	329,890
Ventas Realty LP:
3.5% 2/1/25	1,265,000	1,291,835
4% 3/1/28	218,000	224,860
WP Carey, Inc.:
4% 2/1/25	489,000	498,060
4.6% 4/1/24	1,250,000	1,321,357
		13,855,937
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 2/15/23	560,000	578,959
3.95% 11/15/27	421,000	424,656
4.1% 10/1/24	833,000	860,794
Digital Realty Trust LP:
4.75% 10/1/25	1,445,000	1,565,638
5.25% 3/15/21	30,000	31,123
Liberty Property LP 4.4% 2/15/24	40,000	42,436
Tanger Properties LP 3.125% 9/1/26	2,075,000	1,947,294
		5,450,900

TOTAL REAL ESTATE		19,306,837

UTILITIES - 0.4%
Electric Utilities - 0.3%
FirstEnergy Corp.:
4.25% 3/15/23	45,000	47,168
7.375% 11/15/31	1,985,000	2,665,679
IPALCO Enterprises, Inc. 3.7% 9/1/24	172,000	175,694
		2,888,541
Independent Power and Renewable Electricity Producers - 0.1%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	1,532,000	1,631,580

TOTAL UTILITIES		4,520,121

TOTAL NONCONVERTIBLE BONDS
(Cost $269,259,555)		273,861,887

U.S. Government and Government Agency Obligations - 39.0%
U.S. Treasury Inflation-Protected Obligations - 2.6%
U.S. Treasury Inflation-Indexed Bonds 0.875% 2/15/47	7,146,100	7,756,597
U.S. Treasury Inflation-Indexed Notes:
0.375% 7/15/27	$1,168,700	$1,218,326
0.5% 1/15/28	17,547,000	18,266,224
0.75% 7/15/28	5,100,000	5,349,102

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		32,590,249

U.S. Treasury Obligations - 36.4%
U.S. Treasury Bonds:
2.75% 11/15/47	12,580,000	13,017,843
3% 2/15/49 (d)	35,165,000	38,285,894
U.S. Treasury Notes:
1.5% 5/15/20	15,429,000	15,318,707
1.75% 6/30/22	227,000	226,104
1.875% 3/31/22	77,961,000	77,942,718
1.875% 7/31/22	41,715,000	41,687,299
2.125% 12/31/22	32,844,000	33,096,745
2.125% 3/31/24	22,027,000	22,218,876
2.125% 7/31/24	11,335,000	11,432,853
2.125% 5/31/26	9,470,000	9,518,830
2.25% 12/31/24	4,611,000	4,678,904
2.5% 3/31/23	12,000,000	12,260,625
2.5% 1/31/24	15,400,000	15,789,211
2.5% 2/28/26	60,080,000	61,891,788
2.625% 6/30/23	26,700,000	27,440,508
2.875% 10/31/23	38,150,000	39,667,058
2.875% 11/30/25	5,996,000	6,309,385
3.125% 11/15/28	17,466,000	18,945,834

TOTAL U.S. TREASURY OBLIGATIONS		449,729,182

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $469,062,780)		482,319,431

U.S. Government Agency - Mortgage Securities - 4.4%
Fannie Mae - 4.0%
2.5% 6/1/34 (a)	800,000	800,516
3% 6/1/34 (a)	350,000	355,124
3% 6/1/34 (a)	550,000	558,052
3% 6/1/34 (a)	1,300,000	1,319,033
3% 6/1/34 (a)	350,000	355,124
3% 6/1/34 (a)	1,200,000	1,217,569
3% 7/1/34 (a)	2,000,000	2,028,735
3% 7/1/34 (a)	1,400,000	1,420,114
3% 6/1/49 (a)	400,000	401,602
3% 6/1/49 (a)	1,500,000	1,506,009
3% 7/1/49 (a)	1,900,000	1,906,572
3.5% 6/1/49 (a)	10,075,000	10,275,146
3.5% 6/1/49 (a)	300,000	305,960
3.5% 6/1/49 (a)	5,400,000	5,507,274
3.5% 6/1/49 (a)	3,900,000	3,977,476
3.5% 7/1/49 (a)	7,750,000	7,889,258
4% 6/1/49 (a)	2,000,000	2,064,367
4% 6/1/49 (a)	2,900,000	2,993,332
4.5% 6/1/49 (a)	4,500,000	4,701,299

TOTAL FANNIE MAE		49,582,562

Ginnie Mae - 0.4%
3% 6/1/49 (a)	1,850,000	1,877,800
3% 6/1/49 (a)	1,550,000	1,573,292
4% 6/1/49 (a)	60,000	62,063
4.5% 6/1/49 (a)	500,000	520,007
4.5% 7/1/49 (a)	500,000	519,688

TOTAL GINNIE MAE		4,552,850

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $53,774,979)		54,135,412

Asset-Backed Securities - 1.8%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (b)	$412,901	$414,958
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 1.32% 7/22/32 (b)(c)(e)	1,181,000	1,181,000
Argent Securities, Inc. pass-thru certificates Series 2005-W2 Class A2C, 1 month U.S. LIBOR + 0.360% 2.7898% 10/25/35 (c)(e)	469,671	467,690
CAM Mortgage Trust Series 2018-1 Class A1, 3.96% 12/1/65 (b)	100,395	100,335
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	1,173,161	1,188,805
Class B, 5.095% 4/15/39 (b)	402,964	411,196
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (b)	799,800	814,801
Cedar Funding Ltd. Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 3.8749% 5/29/32 (b)(c)(e)	599,000	599,000
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (b)	420,762	422,051
Consumer Loan Underlying Bond Credit Trust Series 2018-P3 Class A, 3.82% 1/15/26 (b)	308,412	310,701
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (b)	273,830	280,616
Class A2II, 4.03% 11/20/47 (b)	470,830	484,974
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 3.8768% 4/15/29 (b)(c)(e)	1,349,000	1,354,928
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.33% 5/15/32 (a)(b)(c)(e)	979,000	979,000
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	990,000	1,054,910
GCO Education Loan Funding Master Trust II Series 2007-1A Class A6L, 3 month U.S. LIBOR + 0.110% 2.761% 11/25/26 (b)(c)(e)	283,706	283,003
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	453,724	468,741
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 1.22% 1/20/29 (b)(c)(e)	480,000	480,000
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 1.3% 7/15/32 (a)(b)(c)(e)	1,179,000	1,179,000
Magnetite CLO Ltd. Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 3.9086% 4/20/30 (b)(c)(e)	975,000	975,512
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)	587,946	606,831
Nationstar HECM Loan Trust Series 2018-2A Class A, 3.1877% 7/25/28 (b)	390,599	390,693
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 3.0298% 7/26/66 (b)(c)(e)	100,000	100,024
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 1.3% 7/17/32 (a)(b)(c)(e)	1,178,000	1,178,000
Prosper Marketplace Issuance Trust:
Series 2018-1A Class A, 3.11% 6/17/24 (b)	71,182	71,196
Series 2018-2A Class A, 3.35% 10/15/24 (b)	505,199	506,479
Series 2019-2A Class A, 3.2% 9/15/25(b)	1,200,000	1,199,971
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)	955,238	972,851
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (b)	744,250	770,200
Series 2018-6 Class A1A, 3.75% 3/25/58 (b)	1,099,342	1,126,275
Series 2019-1 Class A1, 3.75% 3/25/58 (b)	480,217	497,706
Upgrade Receivables Trust Series 2019-1A Class A, 3.48% 3/15/25 (b)	393,894	394,932
Verde CLO Ltd. Series 2019-1A Class A, 3.9137% 4/15/32 (b)(c)	1,125,000	1,124,367
TOTAL ASSET-BACKED SECURITIES
(Cost $22,137,887)		22,390,746

Collateralized Mortgage Obligations - 0.6%
Private Sponsor - 0.6%
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 4.8238% 1/25/37 (b)(c)	267,569	272,529
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (b)(c)	275,232	273,825
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 2.9706% 8/25/60 (b)(e)	730,007	728,467
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 3.0168% 10/15/54 (b)(c)(e)	900,000	899,666
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 3.2948% 12/22/69 (b)(c)(e)	638,000	639,074
Series 2019-2A Class 1A, 0.67% 12/22/69 (b)(f)	2,275,000	2,275,000
Permanent Master Issuer PLC floater Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.9768% 7/15/58 (b)(c)(e)	1,579,000	1,577,265
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 3.1485% 1/21/70 (b)(e)	1,200,000	1,202,322
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (b)	89,261	88,782
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $7,960,232)		7,956,930

Commercial Mortgage Securities - 2.1%
Barclays Commercial Mortgage Securities LLC Series 2018-C2 Class A5, 4.314% 12/15/51	1,100,000	1,218,872
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/52	807,000	890,938
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.625% 5.0646% 9/15/37 (b)(c)(e)	261,328	258,585
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 4.2396% 11/15/35 (b)(c)(e)	380,886	381,458
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 3.8% 4/15/34 (b)(c)(e)	614,000	614,962
Class C, 1 month U.S. LIBOR + 1.600% 4.1% 4/15/34 (b)(c)(e)	406,000	406,890
Class D, 1 month U.S. LIBOR + 1.900% 4.4% 4/15/34 (b)(c)(e)	426,000	427,203
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 3.5% 4/15/34 (b)(c)(e)	1,066,000	1,067,002
Citigroup Commercial Mortgage Trust:
Series 2015-GC29 Class XA, 1.1045% 4/10/48 (c)(g)	3,523,318	160,452
Series 2018-C6 Class A4, 4.412% 11/10/51	523,000	584,896
COMM Mortgage Trust:
sequential payer Series 2013-CR7 Class AM, 3.314% 3/10/46 (b)	273,000	278,732
Series 2014-CR17 Class XA, 1.0161% 5/10/47 (c)(g)	1,566,159	64,304
Series 2014-CR19 Class XA, 1.129% 8/10/47 (c)(g)	4,545,234	181,283
Series 2014-LC17 Class XA, 0.8851% 10/10/47 (c)(g)	3,980,642	102,659
Series 2015-DC1 Class XA, 1.1255% 2/10/48 (c)(g)	1,151,599	47,054
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 3.3196% 12/15/31 (b)(c)(e)	500,000	500,823
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 3.443% 5/15/36 (b)(c)(e)	2,000,000	2,000,000
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	594,000	625,682
Class B, 4.5349% 4/15/36 (b)	107,000	112,535
Class C, 4.782% 4/15/36 (b)	123,000	128,318
Class D, 4.782% 4/15/36 (b)	245,000	251,036
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51	429,000	477,641
CSMC Trust Series 2017-PFHP Class D, 1 month U.S. LIBOR + 2.250% 4.6896% 12/15/30 (b)(c)(e)	1,296,000	1,291,702
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 3.8896% 9/15/31 (b)(c)(e)	1,875,000	1,871,115
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 3.5296% 10/15/31 (b)(c)(e)	457,000	456,856
sequential payer:
Series 2017-GS8 Class A4, 3.469% 11/10/50	270,000	280,164
Series 2018-GS10 Class A5, 4.155% 7/10/51	250,000	273,473
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (b)	103,000	108,956
Class DFX, 5.3503% 7/5/33 (b)	159,000	168,579
Class EFX, 5.5422% 7/5/33 (b)	218,000	230,116
Class XAFX, 1.116% 7/5/33 (b)(c)(g)	2,000,000	86,522
Morgan Stanley Capital I Trust:
floater:
Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 3.6896% 8/15/33 (b)(c)(e)	627,000	624,641
Class C, 1 month U.S. LIBOR + 1.500% 3.9396% 8/15/33 (b)(c)(e)	1,510,000	1,508,107
Series 2019-AGLN Class A, 1 month U.S. LIBOR + 0.950% 3.3896% 3/15/34 (b)(c)(e)	710,000	709,999
sequential payer Series 2018-L1 Class A4, 4.407% 10/15/51	410,000	456,477
Series 2018-H4 Class A4, 4.31% 12/15/51	1,680,000	1,862,212
RETL floater Series 2019-RVP:
Class A, 1 month U.S. LIBOR + 1.150% 3.5896% 3/15/36 (b)(c)(e)	894,859	895,175
Class B, 1 month U.S. LIBOR + 1.550% 3.9896% 3/15/36 (b)(c)(e)	600,000	600,594
Class C, 1 month U.S. LIBOR + 2.100% 4.5396% 3/15/36 (b)(c)(e)	894,000	896,015
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.0654% 12/15/50 (c)(g)	1,482,232	100,298
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 3.2414% 4/10/46 (b)(c)(e)	888,853	898,841
Wells Fargo Commercial Mortgage Trust:
Series 2017-C42 Class XA, 0.8951% 12/15/50 (c)(g)	3,678,042	230,977
Series 2018-C46 Class XA, 0.9479% 8/15/51 (c)(g)	2,143,201	130,525
Series 2018-C48 Class A5, 4.302% 1/15/52	1,107,000	1,224,903
WF-RBS Commercial Mortgage Trust:
Series 2014-C21 Class XA, 1.0585% 8/15/47 (c)(g)	1,189,024	48,010
Series 2014-LC14 Class XA, 1.2295% 3/15/47 (c)(g)	1,476,647	65,580
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $25,563,253)		25,801,162

Municipal Securities - 0.3%
California Gen. Oblig. Series 2009:
7.35% 11/1/39	$90,000	$135,311
7.5% 4/1/34	700,000	1,043,700
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	2,525,000	2,605,219
TOTAL MUNICIPAL SECURITIES
(Cost $3,647,160)		3,784,230

Foreign Government and Government Agency Obligations - 0.6%
Argentine Republic 5.875% 1/11/28	$2,000,000	$1,388,590
Dominican Republic:
5.95% 1/25/27 (b)	2,850,000	2,999,625
6% 7/19/28 (b)	550,000	579,428
Turkish Republic 7.25% 12/23/23	1,840,000	1,804,092
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,340,204)		6,771,735

Bank Notes - 0.1%
Discover Bank 4.682% 8/9/28 (c)	401,000	408,539
Synchrony Bank 3.65% 5/24/21	559,000	566,411
TOTAL BANK NOTES
(Cost $959,523)		974,950
	Shares	Value

Fixed-Income Funds - 32.0%
Fidelity Floating Rate Central Fund (h)	662,611	$67,288,130
Fidelity Mortgage Backed Securities Central Fund (h)	1,956,724	212,265,412
Fidelity Specialized High Income Central Fund (h)	1,167,533	115,889,338
TOTAL FIXED-INCOME FUNDS
(Cost $393,765,976)		395,442,880
	Principal Amount	Value

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22 (Cost $1,520,999)	1,350,000	1,464,710
	Shares	Value

Money Market Funds - 2.5%
Fidelity Cash Central Fund 2.41% (i)
(Cost $30,479,991)	30,474,641	30,480,736
	Maturity Amount	Value

Repurchase Agreements - 2.5%
Investments in repurchase agreements in a joint trading account at 2.5%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Government Obligations) # (j)
(Cost $31,096,000)	31,102,478	31,096,000

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.651% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	6,600,000	$113,360
Call Options - 0.0%
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.651% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	6,600,000	314,916
TOTAL PURCHASED SWAPTIONS
(Cost $353,430)			428,276
TOTAL INVESTMENT IN SECURITIES - 108.1%
(Cost $1,316,921,969)			1,336,909,085
NET OTHER ASSETS (LIABILITIES) - (8.1)%(k)(l)			(99,941,874)
NET ASSETS - 100%			$1,236,967,211

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 6/1/34	$(350,000)	$(355,124)
3% 6/1/34	(2,000,000)	(2,029,281)
3% 6/1/34	(1,400,000)	(1,420,497)
3% 6/1/49	(1,900,000)	(1,907,611)
3.5% 6/1/49	(400,000)	(407,946)
3.5% 6/1/49	(4,100,000)	(4,181,449)
3.5% 6/1/49	(7,750,000)	(7,903,959)

TOTAL FANNIE MAE		(18,205,867)

Ginnie Mae
3% 6/1/49	(1,700,000)	(1,725,546)
4.5% 6/1/49	(500,000)	(520,007)

TOTAL GINNIE MAE		(2,245,553)

TOTAL TBA SALE COMMITMENTS
(Proceeds $20,362,527)		$(20,451,420)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 2.45% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	5/13/22	3,000,000	$(66,877)
Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.45% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	5/13/22	3,000,000	(119,592)
TOTAL WRITTEN SWAPTIONS			$(186,469)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	22	Sept. 2019	$2,582,078	$13,462	$13,462
CBOT Long Term U.S. Treasury Bond Contracts (United States)	8	Sept. 2019	1,229,750	18,420	18,420

TOTAL PURCHASED					31,882

Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	28	Sept. 2019	3,549,000	(28,934)	(28,934)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	37	Sept. 2019	7,942,859	(26,955)	(26,955)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	21	Sept. 2019	2,867,484	(40,077)	(40,077)

TOTAL SOLD					(95,966)

TOTAL FUTURES CONTRACTS					$(64,084)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

The notional amount of futures sold as a percentage of Net Assets is 1.2%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$600,000	$2,379	$(1,381)	$998
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,534,000	6,083	(11,021)	(4,938)
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,250,000	4,957	(1,433)	3,524
CMBX N.A. AAA Index Series 11	Nov. 2054	Credit Suisse International	(0.5%)	Monthly	676,000	2,681	(4,857)	(2,176)
CMBX N.A. AAA Index Series 11	Nov. 2054	Credit Suisse International	(0.5%)	Monthly	1,100,000	4,362	(3,888)	474
CMBX N.A. AAA Index Series 11	Nov. 2054	Credit Suisse International	(0.5%)	Monthly	1,200,000	4,758	(190)	4,568
CMBX N.A. AAA Index Series 11	Nov. 2054	J.P. Morgan Securities LLC	(0.5%)	Monthly	650,000	2,577	(4,436)	(1,859)

TOTAL CREDIT DEFAULT SWAPS						$27,797	$(27,206)	$591

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
3-month LIBOR(3)	Quarterly	3%	Semi - annual	LCH	Jun. 2029	$501,000	$(11,485)	$0	$(11,485)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $84,426,264 or 6.8% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security is on loan at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Includes investment made with cash collateral received from securities on loan.

 (k) Includes $52,214 of cash collateral to cover margin requirements for futures contracts.

 (l) Includes $17,707 of cash collateral to cover margin requirements for centrally cleared OTC swaps.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$506,016
Fidelity Floating Rate Central Fund	2,430,944
Fidelity Mortgage Backed Securities Central Fund	4,422,335
Fidelity Specialized High Income Central Fund	4,169,316
Total	$11,528,611

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$45,682,761	$21,923,834	$--	$--	$(318,465)	$67,288,130	3.3%
Fidelity Mortgage Backed Securities Central Fund	160,906,288	50,605,314	5,405,000	14,913	6,143,897	212,265,412	3.7%
Fidelity Specialized High Income Central Fund	72,959,541	42,475,675	--	--	454,122	115,889,338	13.8%
Total	$279,548,590	$115,004,823	$5,405,000	$14,913	$6,279,554	$395,442,880

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$31,096,000 due 6/3/19 at 2.50%
J.P. Morgan Securities, Inc.	$31,096,000
$31,096,000

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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